                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HARBOR FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                           COUPON     MATURITY      VALUE
------   -----------                                        -----------   --------   ------------
         DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS 71.8%
         AEROSPACE & DEFENSE 5.1%
$3,100   AAR Corp. ......................................         1.750%  02/01/26   $  3,495,250
 2,640   Ceradyne, Inc. .................................         2.875   12/15/35      2,352,900
 3,110   DRS Technologies, Inc. (a) .....................         2.000   02/01/26      3,518,188
 3,915   L-3 Communications Corp. .......................         3.000   08/01/35      4,908,431
                                                                                     ------------
                                                                                       14,274,769
                                                                                     ------------
         AGRICULTURAL PRODUCTS 1.0%
 2,480   Archer-Daniels-Midland Co. (a) .................         0.875   02/15/14      2,892,300
                                                                                     ------------
         APPLICATION SOFTWARE 1.7%
 2,935   Blackboard, Inc. ...............................         3.250   07/01/27      2,810,263
 1,980   Lawson Software, Inc. ..........................         2.500   04/15/12      1,833,975
                                                                                     ------------
                                                                                        4,644,238
                                                                                     ------------
         BIOTECHNOLOGY 5.8%
   800   Alexion Pharmaceuticals, Inc. ..................         1.375   02/01/12      1,586,000
 2,000   Amylin Pharmaceuticals, Inc. ...................         3.000   06/15/14      1,680,000
 2,240   BioMarin Pharmaceuticals, Inc. .................         1.875   04/23/17      4,214,000
 3,250   Genzyme Corp. ..................................         1.250   12/01/23      3,782,187
 2,795   Invitrogen Corp. ...............................         1.500   02/15/24      2,850,900
 1,130   Isis Pharmaceuticals, Inc. .....................         2.625   02/15/27      1,384,250
 2,640   Oscient Pharmaceuticals Corp. ..................         3.500   04/15/11        858,000
                                                                                     ------------
                                                                                       16,355,337
                                                                                     ------------
         BREWERS 1.4%
 3,300   Molson Coors Brewing Co. .......................         2.500   07/30/13      4,071,375
                                                                                     ------------
         BROADCASTING & CABLE TV 1.4%
    50   Comcast Holdings Corp. .........................         2.000   10/15/29      1,700,000
 2,500   Sinclair Broadcast Group, Inc. .................         6.000   09/15/12      2,231,250
                                                                                     ------------
                                                                                        3,931,250
                                                                                     ------------

         CASINOS & GAMING 0.8%
 1,650   American Real Estate Partners,
            LP (b) ......................................         4.000   08/15/13      1,468,995
   900   Scientific Games Corp. (c) .....................   0.750/0.500   12/01/24        895,500
                                                                                     ------------
                                                                                        2,364,495
                                                                                     ------------
         CATALOG RETAIL 1.0%
 3,000   Collegiate Pacific, Inc. .......................         5.750   12/01/09      2,910,000
                                                                                     ------------
         COAL & CONSUMABLE FUELS 1.0%
 2,500   Peabody Energy Corp. ...........................         4.750   12/15/66      2,850,000
                                                                                     ------------
         COMMUNICATIONS EQUIPMENT 0.5%
 1,960   Arris Group, Inc. ..............................         2.000   11/15/26      1,408,260
                                                                                     ------------
         COMPUTER & ELECTRONICS RETAIL 0.6%
 1,600   Best Buy Co., Inc. .............................         2.250   01/15/22      1,728,000
                                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS 1.2%
 1,990   Maxtor Corp. ...................................         6.800   04/30/10      2,136,762
 1,320   Synaptics, Inc. ................................         0.750   12/01/24      1,232,550
                                                                                     ------------
                                                                                        3,369,312
                                                                                     ------------
         DATA PROCESSING & OUTSOURCED SERVICES 1.8%
 5,250   Electronic Data Systems Corp. ..................         3.875   07/15/23      5,138,437
                                                                                     ------------
         DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
            0.8%
   880   FTI Consulting, Inc. ...........................         3.750   07/15/12      2,123,000
                                                                                     ------------
         ELECTRICAL COMPONENTS & EQUIPMENT 1.8%
 3,015   General Cable Corp. (a) ........................         1.000   10/15/12      2,988,619
 1,730   Sunpower Corp. .................................         0.750   08/01/27      2,006,800
                                                                                     ------------
                                                                                        4,995,419
                                                                                     ------------
         ENVIRONMENTAL & FACILITIES SERVICES 2.2%
 3,250   Covanta Holding Corp. ..........................         1.000   02/01/27      3,615,625
 2,300   Waste Connections, Inc. ........................         3.750   04/01/26      2,555,875
                                                                                     ------------
                                                                                        6,171,500
                                                                                     ------------
         FOOTWEAR 1.1%
 3,300   Iconix Brand Group, Inc. (a) ...................         1.875   06/30/12      3,007,125
                                                                                     ------------
         GOLD 0.5%
 1,225   Newmont Mining Corp. (a) .......................         1.250   07/15/14      1,494,500
                                                                                     ------------

         HEALTH CARE EQUIPMENT 4.1%
 2,925   Hologic, Inc. (c) ..............................   2.000/0.000   12/15/37      2,826,281
 2,500   Medtronic, Inc. ................................         1.500   04/15/11      2,646,875
 2,680   SonoSite, Inc. .................................         3.750   07/15/14      2,730,250
 3,350   Wright Medical Group, Inc. .....................         2.625   12/01/14      3,295,563
                                                                                     ------------
                                                                                      11,498,969
                                                                                     ------------
         HEALTH CARE FACILITIES 1.2%
 4,000   LifePoint Hospitals, Inc. ......................         3.500   05/15/14      3,380,000
                                                                                     ------------
         HEALTH CARE SUPPLIES 2.3%
 2,890   Fisher Scientific International, Inc. ..........         3.250   03/01/24      4,497,562
 1,970   Inverness Medical Innovations, Inc. (a) ........         3.000   05/15/16      1,856,725
                                                                                     ------------
                                                                                        6,354,287
                                                                                     ------------
         HEALTH CARE TECHNOLOGY 1.0%
 2,600   TriZetto Group, Inc. ...........................         2.750   10/01/25      2,899,000
                                                                                     ------------
         HOTELS, RESORTS & CRUISE LINES 0.3%
 1,325   Ambassadors International, Inc. ................         3.750   04/15/27        843,031
                                                                                     ------------
         INDUSTRIAL MACHINERY 0.3%
   615   Actuant Corp. ..................................         2.000   11/15/23        967,856
                                                                                     ------------
         INTEGRATED TELECOMMUNICATION SERVICES 1.3%
 4,210   Level 3 Communications, Inc. ...................         6.000   09/15/09      3,757,425
                                                                                     ------------
         INTERNET RETAIL 0.5%
 1,650   GSI Commerce, Inc. (a) .........................         2.500   06/01/27      1,268,438
                                                                                     ------------
         INTERNET SOFTWARE & SERVICES 1.4%
 3,300   Equinix, Inc. ..................................         2.500   04/15/12      2,974,125
   990   Symantec Corp. .................................         0.750   06/15/11      1,059,300
                                                                                     ------------
                                                                                        4,033,425
                                                                                     ------------
         LIFE & HEALTH INSURANCE 0.9%
 2,500   Prudential Financial, Inc. (b) .................         0.501   12/12/36      2,433,000
                                                                                     ------------

         LIFE SCIENCES TOOLS & SERVICES 4.2%
 2,705   Affymetrix, Inc. ...............................         3.500   01/15/38      2,559,606
 3,260   Illumina, Inc. (a) .............................         0.625   02/15/14      5,900,600
 2,355   Millipore Corp. (a) ............................         3.750   06/01/26      2,422,707
   895   Millipore Corp. ................................         3.750   06/01/26        920,731
                                                                                     ------------
                                                                                       11,803,644
                                                                                     ------------
         MARINE   0.9%
 2,840   Horizon Lines, Inc. (a) ........................         4.250   08/15/12      2,474,350
                                                                                     ------------
         MOVIES & ENTERTAINMENT 1.5%
 4,175   Liberty Media LLC ..............................         0.750   03/30/23      4,154,125
                                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES 2.1%
 2,200   Cal Dive International, Inc. ...................         3.250   12/15/25      2,700,500
 1,030   Cameron International Corp. ....................         2.500   06/15/26      1,448,437
   813   SESI LLC (a) (c) ...............................   1.500/1.250   12/15/26        882,105
   692   SESI LLC (c) ...................................   1.500/1.250   12/15/26        750,820
                                                                                     ------------
                                                                                        5,781,862
                                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION 3.3%
 2,340   Chesapeake Energy Corp. ........................         2.750   11/15/35      3,135,600
 3,000   Delta Petroleum Corp. ..........................         3.750   05/01/37      3,243,750
 1,210   GMX Resources, Inc. (a) ........................         5.000   02/01/13      1,532,163
 1,340   St Mary Land & Exploration Co. .................         3.500   04/01/27      1,360,100
                                                                                     ------------
                                                                                        9,271,613
                                                                                     ------------
         OIL & GAS REFINING & MARKETING 1.1%
 3,000   Nabors Industries, Inc. ........................         0.940   05/15/11      3,082,500
                                                                                     ------------
         OTHER DIVERSIFIED FINANCIAL SERVICES 1.2%
 3,340   Nasdaq Stock Market, Inc. (a) ..................         2.500   08/15/13      3,452,725
                                                                                     ------------
         PHARMACEUTICALS 4.1%
 3,580   Gilead Sciences, Inc. ..........................         0.500   05/01/11      5,092,550
 3,300   Sciele Pharma, Inc. ............................         2.625   05/15/27      3,176,250
 3,350   Wyeth (b) ......................................         3.581   01/15/24      3,376,700
                                                                                     ------------
                                                                                       11,645,500
                                                                                     ------------

         SEMICONDUCTORS 5.2%
 2,700   Agere Systems, Inc. ............................         6.500   12/15/09      2,740,500
 1,050   Cypress Semiconductor Corp. (a) ................         1.000   09/15/09      1,250,813
 1,300   Intel Corp. ....................................         2.950   12/15/35      1,282,125
 3,250   Intel Corp. (a) ................................         2.950   12/15/35      3,205,312
 2,680   Microchip Technology, Inc. (a) .................         2.125   12/15/37      2,927,900
 2,600   ON Semiconductor Corp. (a) .....................         2.625   12/15/26      2,167,750
 1,200   Xilinx, Inc. (a) ...............................         3.125   03/15/37      1,089,000
                                                                                     ------------
                                                                                       14,663,400
                                                                                     ------------
         SYSTEMS SOFTWARE 2.0%
 2,750   EMC Corp. (a) ..................................         1.750   12/01/11      3,248,437
 1,980   Sybase, Inc. ...................................         1.750   02/22/25      2,324,025
                                                                                     ------------
                                                                                        5,572,462
                                                                                     ------------
         TECHNOLOGY DISTRIBUTORS 0.8%
 1,950   Anixter International, Inc. ....................         1.000   02/15/13      2,288,813
                                                                                     ------------
         TRADING COMPANIES & DISTRIBUTORS 1.0%
 2,600   WESCO International, Inc. (a) ..................         1.750   11/15/26      2,167,750
   700   WESCO International, Inc. ......................         1.750   11/15/26        583,625
                                                                                     ------------
                                                                                        2,751,375
                                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES 1.4%
   600   NII Holdings, Inc. .............................         2.750   08/15/25        597,000
 4,000   NII Holdings, Inc. .............................         3.125   06/15/12      3,195,000
                                                                                     ------------
                                                                                        3,792,000
                                                                                     ------------
         TOTAL DOMESTIC CONVERTIBLE CORPORATE
            OBLIGATIONS .................................                             201,899,117
                                                                                     ------------
         FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS 1.4%
         OIL & GAS DRILLING 1.4%
 1,500   Transocean, Inc. Ser A (Cayman
            Islands) ....................................         1.625   12/15/37      1,648,125
 2,000   Transocean, Inc. Ser B (Cayman
            Islands) ....................................         1.500   12/15/37      2,202,500
                                                                                     ------------
         TOTAL FOREIGN CONVERTIBLE CORPORATE
            OBLIGATIONS .................................                               3,850,625
                                                                                     ------------

DESCRIPTION                                                SHARES       VALUE
-----------                                               -------   ------------
CONVERTIBLE PREFERRED STOCKS 17.8%
AGRICULTURAL PRODUCTS 0.3%
Bunge Ltd., 5.125% (Bermuda) ..........................       880   $    757,530
                                                                    ------------
AUTOMOBILE MANUFACTURERS 0.5%
General Motors Corp., Ser D, 1.500% ...................    59,000      1,344,091
                                                                    ------------
COMMODITY CHEMICALS 1.1%
Celanese Corp., 4.250% ................................    63,000      3,175,591
                                                                    ------------
COMMUNICATIONS EQUIPMENT 0.5%
Lucent Technologies Capital Trust I, 7.750% ...........     2,050      1,481,125
                                                                    ------------
DIVERSIFIED CAPITAL MARKETS 1.4%
AMG Capital Trust II, 5.150% (a) ......................   105,000      4,029,375
                                                                    ------------
DIVERSIFIED METALS & MINING 1.1%
Freeport-McMoRan Copper & Gold, Inc., 6.750% ..........    10,100      1,422,837
Vale Capital Ltd., Ser RIO, 5.500% (Cayman Islands) ...    22,500      1,494,844
                                                                    ------------
                                                                       2,917,681
                                                                    ------------
ELECTRIC UTILITIES 1.5%
Entergy Corp., 7.625% .................................    21,700      1,416,142
NRG Energy, Inc., 5.750% ..............................     8,500      2,876,719
                                                                    ------------
                                                                       4,292,861
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 1.4%
Lazard Ltd., 6.625% (Bermuda) .........................   121,900      3,959,312
                                                                    ------------
LIFE & HEALTH INSURANCE 1.3%
MetLife, Inc., Ser B, 6.375% ..........................   121,400      3,619,238
                                                                    ------------
OFFICE SERVICES & SUPPLIES 1.0%
Avery Dennison Corp., 7.875% ..........................    57,500      2,872,125
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION 0.8%
McMoRan Exploration Co., 6.750% .......................    10,050      1,202,382
Petroquest Energy, Inc., Ser B, 6.875% ................    16,700      1,133,095
                                                                    ------------
                                                                       2,335,477
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES 2.7%
Bank of America Corp., Ser L, 7.250% ..................     3,575      3,677,781
Citigroup, Inc., Ser T, 6.500% ........................    81,650      3,876,742
                                                                    ------------
                                                                       7,554,523
                                                                    ------------
PHARMACEUTICALS 1.7%
Mylan, Inc., 6.500% ...................................     3,140      2,714,090
Schering-Plough Corp., 6.000% .........................    13,200      2,029,500
                                                                    ------------
                                                                       4,743,590
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 1.5%
Federal National Mortgage Association, 5.375% .........        36      2,416,500
Washington Mutual, Inc., 5.375% .......................    61,400      1,684,816
                                                                    ------------
                                                                       4,101,316
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 1.0%
Crown Castle International Corp., 6.250% ..............    50,000      2,806,250
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS ....................               49,990,085
                                                                    ------------
COMMON STOCKS 2.8%
METAL & GLASS CONTAINERS 0.8%
Owens-Illinois, Inc. (d) ..............................    39,634      2,236,546
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION 1.3%
Williams Cos., Inc. ...................................   111,647      3,682,118
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 0.7%
NII Holdings, Inc., Class B (d) .......................    61,988      1,969,979
                                                                    ------------
TOTAL COMMON STOCKS ...................................                7,888,643
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 93.8%
   (Cost $260,389,413) ................................              263,628,470
                                                                    ------------

REPURCHASE AGREEMENTS 5.9%
Banc of America Securities ($5,679,758 par collateralized by U.S.
   Government obligations in a pooled cash account, interest
   rate of 2.40%, dated 03/31/08, to be sold on 04/01/08
   at $5,680,137) ...............................................      5,679,758
Citigroup Global Markets, Inc. ($5,679,758 par collateralized by U.S. Government obligations in a pooled cash account,
   interest rate of 2.10%, dated 03/31/08, to be sold on
   04/01/08 at $5,680,089) ......................................      5,679,758
JPMorgan Chase & Co. ($1,703,927 par collateralized by U.S.
   Government obligations in a pooled cash account, interest
   rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at
   $1,704,034) ..................................................      1,703,927
State Street Bank & Trust Co. ($3,509,557 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 1.80%, dated 03/31/08, to be sold on
   04/01/08 at $3,509,732) ......................................      3,509,557
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,573,000) ...........................................     16,573,000
TOTAL INVESTMENTS 99.7%
   (Cost $276,962,413) ..........................................    280,201,470
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3% ......................        945,358
                                                                    ------------
NET ASSETS 100.0% ...............................................   $281,146,828
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Floating Rate Coupon

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d) Non-income producing security as this stock currently does not declare income dividends.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                              Investments in
Valuation Inputs                Securities
----------------              --------------
Level 1 - Quoted Prices        $ 18,343,221
Level 2 - Other Significant
Observable Inputs               261,858,249
Level 3 - Significant
Unobservable Inputs                      --
                               ------------
   Total                       $280,201,470
                               ------------

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008